Income Tax - Summary of Current and Deferred Taxes (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax						€ (7,790)	€ 0		€ (4,522)
Deferred income tax						1,662	2,345		(9,811)
Taxes on income	€ (2,952)	€ (140)	€ (518)	€ (660)	€ (3,612)	€ (6,128)	€ 2,345	[1]	€ (14,333)	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities